CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Current Receivables, Other Current Assets, And Deposits in FCA Group Cash Management Pools [Abstract]
Disclosure of current receivables, other current assets and deposits in FCA Group cash management pools

	At December 31,
	2017	2016
	(€ thousand)
Trade receivables	239,410	243,977
Receivables from financing activities	732,947	790,377
Current tax receivables	6,125	1,312
Other current assets	45,441	53,729
Total	1,023,923	1,089,395

Disclosure of trade receivables by nature
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2017	2016
	(€ thousand)
Trade receivables due from:
FCA Group companies	75,245	75,694
Dealers	48,166	47,208
Sponsors	30,058	42,789
Brand activities	33,283	15,650
Other	52,658	62,636
Total	239,410	243,977

Disclosure of trade receivables by currency
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2017	2016
	(€ thousand)
Trade receivables denominated in:
Euro	172,492	155,545
U.S. Dollar	53,618	62,701
Pound Sterling	2,915	1,222
Chinese Yuan	2,947	3,819
Japanese Yen	3,151	16,310
Other	4,287	4,380
Total	239,410	243,977

Disclosure of changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts during the year were as follows:

	2017	2016
	(€ thousand)
At January 1,	19,174	18,371
Provision	3,231	3,504
Use and other changes	(412)	(2,701)
At December 31,	21,993	19,174

Disclosure of receivables from financing activities
Receivables from financing activities are as follows:

	At December 31,
	2017	2016
	(€ thousand)
Client financing	704,014	758,679
Dealer financing	28,933	31,698
Total receivables from financing activities	732,947	790,377

Disclosure of changes in allowance for doubtful accounts from financing activities
Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2017	2016
	(€ thousand)
At January 1,	11,556	18,671
Provision	3,530	2,455
Change in scope of consolidation	—	(8,409)
Use and other changes	(8,138)	(1,161)
At December 31,	6,948	11,556

Disclosure of other current assets
Other current assets are as follows:

	At December 31,
	2017	2016
	(€ thousand)
Prepayments	27,980	31,611
Italian and foreign VAT credits	11,988	12,032
Due from personnel	959	747
Security deposits	1,014	932
Other receivables	3,500	8,407
Total other current assets	45,441	53,729

Disclosure of current receivables and other current assets by due date
The analysis of current receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2017
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	207,074	—	—	32,336	239,410
Receivables from financing activities	144,621	529,489	46,894	11,943	732,947
Client financing	134,972	513,079	44,020	11,943	704,014
Dealer financing	9,649	16,410	2,874	—	28,933
Current tax receivables	5,667	458	—	—	6,125
Other current receivables	16,767	682	7	5	17,461
Total	374,129	530,629	46,901	44,284	995,943

	At December 31, 2016
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	225,402	8	—	18,567	243,977
Receivables from financing activities	146,412	554,030	48,341	41,594	790,377
Client financing	136,602	536,954	43,529	41,594	758,679
Dealer financing	9,810	17,076	4,812	—	31,698
Current tax receivables	690	622	—	—	1,312
Other current receivables	21,572	539	7	—	22,118
Total	394,076	555,199	48,348	60,161	1,057,784